INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	$ 0.0
Deferred tax liabilities opening balance	(22.6)
Net deferred income tax liabilities opening balance	(22.6)	$ (61.2)
Statements of earnings (loss)	21.2	(0.5)
OCI	0.7	0.8
Deferred tax assets ending balance	0.0	0.0
Deferred tax liabilities ending balance	(0.7)	(22.6)
Net deferred income tax liabilities ending balance	(0.7)	(22.6)
Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0	38.3
Exploration and evaluation assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	307.7	0.0
Statements of earnings (loss)	134.7	307.7
OCI	0.0	0.0
Deferred tax assets ending balance	442.4	307.7
Exploration and evaluation assets | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0	0.0
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0	210.4
Statements of earnings (loss)		(172.6)
OCI		0.0
Deferred tax assets ending balance		0.0
Non-capital losses | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		(37.8)
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	2.5	1.7
Statements of earnings (loss)	(2.5)	0.8
OCI	0.0	0.0
Deferred tax assets ending balance	0.0	2.5
Asset retirement obligations | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0	0.0
Repurchase Agreements
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0
Statements of earnings (loss)	91.5
OCI	0.0
Deferred tax assets ending balance	91.5	0.0
Repurchase Agreements | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0
Other deductible temporary differences
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	37.4	37.2
Statements of earnings (loss)		(0.7)
OCI		0.9
Deferred tax assets ending balance		37.4
Other deductible temporary differences | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		0.0
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(355.3)	(281.0)
Statements of earnings (loss)	(217.5)	(140.4)
OCI	0.0	0.0
Deferred tax liabilities ending balance	(572.8)	(355.3)
Plant and equipment | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0	66.1
Royalty interests
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(0.3)	(0.4)
Statements of earnings (loss)		0.1
OCI		0.0
Deferred tax liabilities ending balance		(0.3)
Royalty interests | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		0.0
Marketable securities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	0.0	0.0
Statements of earnings (loss)		0.1
OCI		(0.1)
Deferred tax liabilities ending balance		0.0
Marketable securities | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		0.0
Inventories and reserves
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(3.1)	(7.4)
Statements of earnings (loss)		(5.7)
OCI		0.0
Deferred tax liabilities ending balance		(3.1)
Inventories and reserves | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		10.0
Other assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	34.3
Statements of earnings (loss)	8.8
OCI	0.7
Deferred tax assets ending balance	43.8	34.3
Other assets | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(11.8)
Statements of earnings (loss)	6.2
OCI	0.0
Deferred tax liabilities ending balance	(5.6)	(11.8)
Other liabilities | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)	0.0
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	$ (11.5)	(21.7)
Statements of earnings (loss)		10.2
OCI		0.0
Deferred tax liabilities ending balance		(11.5)
Other liabilities | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings (loss)		$ 0.0